INVENTORY (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Inventory

Inventory consisted of the following:

	December 31, 2020	December 31, 2019
CBD Energy Water	$159,813	$107,719
Hemp Energy Drink	343,119	393,021
Storm CBD Water	28,692	41,760
Merchandise and Apparel	11,948	26,304
Unfilled Cans	38,705	86,459
Miscellaneous Beverages	33,225	-
Other Inventory	43,362	31,659
Point of Sale Inventory	1,640	-
Total Inventory	$660,504	$686,922

S and S Beverage [Member]
Schedule of Inventory	Inventory consisted of the following:
	December 31, 2020	December 31, 2019
Lemin	$234,885	$143,686
Trays, Cans and Sleeves	5,912	87,064
Raw Materials	-	24,246
Total Inventory	$240,797	$254,996